Commitments	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments

18.	Commitments

	Total	2012	2013	2014	2015	2016	Thereafter (1)
	$	$	$	$	$	$	$

Right of way agreement	814,403	81,703	145,355	145,930	146,522	147,132	147,761
Office leases	736,992	82,846	157,192	151,436	158,808	160,037	26,673
Management contract	1,358,363	113,796	234,420	241,452	248,696	256,157	263,842
Operations and maintenance agreement	11,258,700	130,450	334,650	2,533,400	2,753,400	2,753,400	2,753,400
Interconnection agreement	2,500,000	-	-	-	-	-	2,500,000
Dark fiber lease	46,984	7,355	7,539	7,728	7,921	8,119	8,322
Decommission funding	891,114	148,519	148,519	148,519	148,519	148,519	148,519
Land lease	803,436	121,406	171,406	146,406	121,406	121,406	121,406
Vehicle leases	153,614	31,596	63,193	56,438	2,387	-	-
Mesa reclamation deposit (i)	684,911	342,456	342,455	-	-	-	-
	19,248,517	1,060,128	1,604,729	3,431,309	3,587,659	3,594,770	5,969,922
(1)Assumes annualized payment.

i.

The Company is required to make a $684,911 reclamation bond deposit, in four equal installments, with the Bureau of Land Management in Tehachapi, California, for its Mesa generating facility. Equal installments of $171,227.82 are due on August 27, 2012, November 26, 2012, February 25, 2013, and May 20, 2013. The bond will be refunded after expiration of the Mesa PPA, and upon completion of site and land reclamation.